Financial instruments by category	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments by category
30.
Financial instruments by category

The Group holds the following financial instruments:

	Financial assets at amortized cost	Financial assets at fair value through profit and loss	Financial assets at fair value through other comprehensive income	Total
Financial assets	RMB’million	RMB’million	RMB’million	RMB’million
As at December 31, 2021
Accounts receivable (Note 20)	3,610	-	-	3,610
Other receivables (Note 19)	270	-	-	270
Term deposits (Note 21(a))	17,072	-	-	17,072
Short-term investments (Note 18(c))	-	1,029	-	1,029
Cash and cash equivalents (Note 21(c))	6,591	-	-	6,591
Other investments (Note 18(b))	-	236	-	236
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	7,302	7,302
	27,543	1,265	7,302	36,110
As at December 31, 2022
Accounts receivable (Note 20)	2,670	-	-	2,670
Other receivables (Note 19)	386	-	-	386
Term deposits (Note 21(a))	17,821	-	-	17,821
Restricted cash (Note 21(b))	34	-	-	34
Cash and cash equivalents (Note 21(c))	9,555	-	-	9,555
Other investments (Note 18(b))	-	341	-	341
Financial assets at fair value through other comprehensive income (Note 18(a))	-	-	3,168	3,168
	30,466	341	3,168	33,975

Liabilities at amortized cost
Financial liabilities	RMB’million
As at December 31, 2021
Notes payable (Note 25)	5,062
Accounts payable	4,422
Other payables and other liabilities (note)	1,922
Lease liabilities	297
11,703
As at December 31, 2022
Notes payable (Note 25)	5,536
Accounts payable	4,998
Other payables and other liabilities (note)	2,081
Lease liabilities	429
13,044

Note: Other payables and other liabilities exclude prepayment received from customers and others, staff costs, welfare accruals, other tax liabilities, government grant and deferred income.